Financial Instruments - Amounts Subject to Enforceable Netting Arrangements (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Derivative [Line Items]
Derivative assets, gross amounts		₨ 179,812.4	$ 2,104.8	₨ 109,038.5
Derivative assets, amounts offset		0.0		0.0
Derivative assets, net amounts reported in the balance sheet		179,812.4		109,038.5
Derivative assets, financial instruments		101,801.0		58,377.4
Derivative assets, financial collateral	[1]	17,969.6		15,690.4
Derivative assets, net amount		60,041.8	702.8	34,970.7
Securities purchased under agreements to resell, gross amounts		349,210.7	4,087.7	34,178.3
Securities purchased under agreements to resell, amounts offset		0.0		0.0
Securities purchased under agreements to resell, net amounts reported in the balance sheet		349,210.7		34,178.3
Securities purchased under agreements to resell, financial instruments		0.0		0.0
Securities purchased under agreements to resell, financial collateral	[1]	349,210.7		34,178.3
Securities purchased under agreements to resell, net amount		0.0	0.0	0.0
Derivative liabilities, gross amounts		143,566.1	1,680.5	109,409.9
Derivative liabilities, amounts offset		0.0		0.0
Derivative liabilities, net amounts reported in the balance sheet		143,566.1		109,409.9
Derivative liabilities, financial instruments		101,801.0		58,377.4
Derivative liabilities, financial collateral	[1]	10,955.8		24,274.5
Derivative liabilities, net amount		30,809.3	360.6	26,758.0
Securities sold under repurchase agreements, gross amounts		129,190.0	$ 1,512.2	56,541.0
Securities sold under repurchase agreements, amounts offset		0.0		0.0
Securities sold under repurchase agreements, net amounts reported in the balance sheet		129,190.0		56,541.0
Securities sold under repurchase agreements, financial instruments		0.0		0.0
Securities sold under repurchase agreements, financial collateral	[1]	₨ 129,190.0		56,541.0
Securities sold under repurchase agreements, net amount				₨ 0.0
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Other assets	Other assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Accrued expenses and other liabilities	Accrued expenses and other liabilities

[1]	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.